ADVANCES FOR FUTURE CAPITAL INCREASE - NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	R$ 457,139	R$ 955,481
Other investments	2,424	4,357
Total advances for future capital increase	459,563	959,838
Energia Sustentavel do Brasil
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	337,200	734,400
TDG
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	101,000	101,000
Geradora Eolica Itaguacu da Bahia SPE S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase		72,814
Fronteira Oeste Transmissora de Energia S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	13,010	37,467
Vamcruz Participacoes S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	R$ 5,929	R$ 9,800